Bank Premises and Equipment	12 Months Ended
Dec. 31, 2013
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5) Bank Premises and Equipment

A summary of premises and equipment at December 31, 2013 and 2012 follows:

(dollars in thousands)
	2013	2012
Land	$2,413	2,413
Buildings	30,010	29,584
Furniture, Fixtures and equipment	43,697	42,636
Leasehold improvements	25,391	24,070
Total bank premises and Equipment	101,511	98,703
Accumulated depreciation and amortization	(67,097)	(62,464)
Total	$34,414	36,239

Depreciation and amortization expense approximated $5.0 million, $5.0 million, and $4.8 million for the years 2013, 2012, and 2011, respectively. Occupancy expense of the Bank’s premises included rental expense of $7.2 million in 2013, $6.9 million in 2012, and $6.8 million in 2011.